As filed with the Securities and Exchange Commission on October 31, 1997 Registration Nos. 2-91373 and 811-4038


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /X/

         Pre-Effective Amendment No.                                  /  /
         Post-Effective Amendment No. 25                              /X/

                                                      and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940                              /X/

         Amendment No. 26                                             /X/

                              St. Clair Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

                  480 Pierce Street Birmingham, Michigan 48009
               (Address of Principal Executive Offices) (Zip Code)

                  Registrant's Telephone Number: (810) 647-9200

                            Teresa M.R. Hamlin, Esq.
                    First Data Investor Services Group, Inc.
                          One Exchange Place, 8th Floor
                           Boston, Massachusetts 02109

                                   Copies to:

                  Lisa Anne Rosen, Esq.                Paul F. Roye, Esq.
                  Munder Capital Management            Dechert Price & Rhoads
                  480 Pierce Street                    1500 K Street, NW
                  Birmingham, Michigan 48009           Washington, D.C. 20549

/X/ It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

    The Registrant has elected to register an indefinite number of shares of all series under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant will file the notice required by Rule 24f-2 with respect to its fiscal year ended December 31, 1997 on or about March 1, 1998.

                              ST. CLAIR FUNDS, INC.

                              CROSS REFERENCE SHEET

                             Pursuant to Rule 495(a)

                      Prospectus for St. Clair Funds, Inc.
                       (Liquidity Plus Money Market Fund)

                                     Part A


       Item                                                            Heading

       1.  Cover Page                                                  Cover Page

       2.  Synopsis                                                    Fund Expenses

       3.  Condensed Financial Information                             Not Applicable

       4.  General Description of Registrant                           Cover Page; Investment Objective and
                                                                       Policies; Investment Limitations; General
                                                                       Information

       5.  Management of the Fund                                      Cover Page; Management; General Information

       6.  Capital Stock and Other Securities                          Cover Page; Net Asset Value; Purchase and
                                                                       Redemption of Shares; Description of
                                                                       Shares; Dividends and Distributions;
                                                                       General Information

       7.  Purchase of Securities Being Offered                        Net Asset Value; Purchase and
                                                                       Redemption of Shares; Management

       8.  Redemption or Repurchase                                    Purchase and Redemption of Shares

       9.  Pending Legal Proceedings                                   Not Applicable


                                     Part B

       Item                                                            Heading

       10. Cover Page                                                  Cover Page

       11. Table of Contents                                           Table of Contents

       12. General Information and History                             See Prospectus -- "Management";
                                                                       General; Directors and Officers

       13. Investment Objectives and Policies                          Fund Investments; Additional
           Investment
                                                                       Limitations; Portfolio Transactions

       14. Management of the Fund                                      See Prospectus -- "Management";
                                                                       Directors and Officers; Miscellaneous

       15. Control Persons and Principal Holders                       See Prospectus -- "Management";
           of Securities                                               Miscellaneous


       16. Investment Advisory and Other Services                      Investment Advisory and Other
                                                                       Service Arrangements; See
                                                                       Prospectus -- "Management"

       17. Brokerage Allocation and Other Practices                    Portfolio Transactions

       18. Capital Stock and Other Securities                          See Prospectus -- "Description of
                                                                       Shares" and "Management"; Additional
                                                                       Information Concerning Shares

       19. Purchase, Redemption and Pricing                            Purchase and Redemption Information;
           of Securities Being Offered                                 Net Asset Value; Additional Information
                                                                       Concerning Shares

       20. Tax Status                                                  Taxes

       21. Underwriters                                                Purchase and Redemption Information


       22. Calculation of Performance Data                             Performance Information

       23. Financial Statements                                        Not Applicable



                                ST. CLAIR FUNDS, INC.


         The purpose of this filing is to comply with an undertaking pursuant to
Item 32(b) of Form N-1A to file a post-effective amendment containing unaudited financial statements within four to six months from the effective date of the Registration Statement with respect to the Liquidity Plus Money Market Fund. The Prospectus dated November 15, 1996 and the Statement of Additional Information, also dated November 15, 1996, are incorporated into Part A and Part B, respectively, by reference to Post-Effective Amendment No. 20 to the Registration Statement filed under paragraph (b) of Rule 485 under the Securities Act of 1933, as amended, on November 16, 1996.

         The  Prospectuses and Statement of Additional  Information  relating to
(i) the Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund, Munder Aggregate Bond Index Fund and (ii) Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund are not included in this filing.

                              St. Clair Funds, Inc.
                        Supplement Dated October 30, 1997
                      to Prospectus dated November 15, 1997


                              Financial Highlights

    The following table of "Financial Highlights" relating to the Liquidity Plus Money Market Fund supplements information contained in the Prospectus and are derived from the Fund's unaudited Financial Statements dated September 30,
                                     1997.

Liquidity Plus Money Market Fund
       Financial Highlights, For a Share Outstanding Throughout The Period
--------------------------------------------------------------------------------


                                                                                                                Period
                                                                                                                 Ended
                                                                                                              9/30/97 (a)
                                                                                                              (Unaudited)

Net asset value, beginning of period............................................                               $  1.00
                                                                                                               -------
Income from investment operations:
Net investment income...........................................................                                0.0137
                                                                                                              --------
Total from investment operations................................................                                0.0137
                                                                                                              --------
Less distributions:
Distributions from net investment income........................................                               (0.0137)
                                                                                                              --------
Total distributions.............................................................                               (0.0137)
                                                                                                               -------
Net asset value, end of period..................................................                              $   1.00
                                                                                                              ========
Total return (b)................................................................                                  1.39%
                                                                                                             =========

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)............................................                                $1,871
Ratio of operating expenses to average net assets...............................                                  0.95% (c)
Ratio of net investment income to average net assets............................                                  4.21% (c)
Ratio of operating expenses to average net assets
    without expenses reimbursed.................................................                                  2.71% (c)

--------------------
(a) Liquidity Plus Money Market Fund  commenced  operations on June 4, 1997. (b)
Total return represents aggregate total return for the period indicated.
(c)  Annualized.

                              St. Clair Funds, Inc.
                        Supplement Dated October 30, 1997
         to Statement of Additional information dated November 15, 1996


      The following unaudited Financial Statements dated September 30, 1997 relating to the Liquidity Plus Money Market Fund (the "Fund") supplements the
      Funds' Statement of Additional Information dated November 15, 1996.

                              St. Clair Funds, Inc.
                        Liquidity Plus Money Market Fund
            Portfolio of Investments, September 30, 1997 (Unaudited)
--------------------------------------------------------------------------------


     Principal

Amount
Value
--------------------------------------------------------------------------------
U.S. TREASURY BILL - 74.2% (Cost $1,387,431)
      $1,400,000      5.188% due 12/04/1997           $    1,387,431
                                                      --------------

REPURCHASE AGREEMENTS - 24.9% (Cost $466,607)
371,607 Agreement with Lehman Brothers Inc., 6.00% dated
09/30/1997 to be repurchased at $371,669 on 10/01/1997,
collateralized by
$385,000 U.S. Treasury Bill, due 11/28/1997 (value $381,893) 371,607

95,000 Agreement with Morgan (J.P.) & Company, 6.00% dated 09/30/1997 to be repurchased at $95,016 on 10/01/1997, collateralized by
$67,000 U.S. Treasury Bond, 12.00%, due 08/15/2013 (value $97,485) 95,000
----------------
     TOTAL REPURCHASE AGREEMENTS                                466,607
                                                             ---------------

TOTAL INVESTMENTS (Cost $1,854,038*)        99.1%                  1,854,038
OTHER ASSETS AND LIABILITIES (Net)            0.9                     16,882
                                            -------          ---------------
NET ASSETS                                   100.0%              $   1,870,920
                                             =====               =============
----------------
* Aggregate cost for Federal tax purposes.

Liquidity Plus Money Market Fund
       Statement of Assets and Liabilities, September 30, 1997 (Unaudited)
--------------------------------------------------------------------------------


ASSETS:
Investments, at value (Cost $1,854,038) See accompanying schedule:
       Securities...............................................................                           $     1,387,431
       Repurchase agreement.....................................................                                   466,607
                                                                                                          ----------------
Total investments...............................................................                                 1,854,038
Cash............................................................................                                        68
Unamortized organization costs..................................................                                    13,162
Receivable from investment advisor..............................................                                     7,497
Prepaid expenses................................................................                                     2,370
Interest receivable.............................................................                                          78
                                                                                                          ------------------
    Total Assets................................................................                                 1,877,213
                                                                                                            --------------

LIABILITIES:
Custodian fees payable..........................................................                                     1,076
Legal and audit fees payable....................................................                                     1,034
Investment advisory fee payable.................................................                                       985
Distribution and shareholder servicing fees payable.............................                                       550
Administration fee payable......................................................                                       175
Transfer agent fee payable......................................................                                        37
Accrued Directors' fees and expenses............................................                                         9
Accrued expenses and other payables.............................................                                     2,427
                                                                                                           ---------------
    Total Liabilities...........................................................                                     6,293
                                                                                                           ---------------

NET ASSETS......................................................................                             $   1,870,920
                                                                                                             =============

NET ASSET VALUE offering and redemption price per share
    ($1,870,920 / 1,870,920 shares of common stock outstanding).................                              $      1.00
                                                                                                              ===========


Liquidity Plus Money Market Fund
       Statement of Operations, Period Ended September 30, 1997 (a) (Unaudited)
-------------------------------------------------------------------------------


INVESTMENT INCOME:
Interest........................................................................                                 $  21,972
                                                                                                                 ---------
    Total investment income.....................................................                                    21,972
                                                                                                               -----------

EXPENSES:
Registration and filing fees....................................................                                     2,415
Investment advisory fee.........................................................                                     1,490
Distribution and shareholder servicing fees.....................................                                     1,490
Custodian fees..................................................................                                     1,302
Amortization of organizational costs............................................                                     1,058
Legal and audit fees............................................................                                      1,039
Administration fee..............................................................                                       474
Transfer agent fee..............................................................                                        89
Directors' fees and expenses....................................................                                        13
Other...........................................................................                                     2,171
                                                                                                            --------------
    Total Expenses..............................................................                                    11,541
Expenses reimbursed by investment advisor.......................................                                    (7,497)
                                                                                                            --------------
    Net Expenses................................................................                                     4,044
                                                                                                            --------------
NET INVESTMENT INCOME...........................................................                                    17,928
                                                                                                             -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................                             $      17,928
                                                                                                             =============
--------------------
(a) Liquidity Plus Money Market Fund commenced operations on June 4, 1997.



Liquidity Plus Money Market Fund
       Statement of Changes in Net Assets
-------------------------------------------------------------------------------

                                                                                                                Period
                                                                                                                 Ended
                                                                                                              9/30/97 (a)
                                                                                                              (Unaudited)

Net investment income...........................................................                          $
                                                                                                          -
                                                                                                                    17,928

Net increase in net assets resulting from operations............................                                    17,928

Distributions to shareholders from net investment income........................                                   (17,928)
Net increase in net assets from Fund share transactions.........................                                 1,870,920
                                                                                                              ------------
Net increase in net assets......................................................                                 1,870,920
NET ASSETS:
Beginning of period.............................................................                                          0
                                                                                                          -----------------

End of period...................................................................                              $  1,870,920
                                                                                                              ============
--------------------
(a) Liquidity Plus Money Market Fund commenced operations on June 4, 1997.




Liquidity Plus Money Market Fund
       Financial Highlights, For a Share Outstanding Throughout The Period
-------------------------------------------------------------------------------


                                                                                                                Period
                                                                                                                 Ended
                                                                                                              9/30/97 (a)
                                                                                                              (Unaudited)

Net asset value, beginning of period............................................                               $  1.00
                                                                                                               -------
Income from investment operations:
Net investment income...........................................................                                0.0137
                                                                                                              --------
Total from investment operations................................................                                0.0137
                                                                                                              --------
Less distributions:
Distributions from net investment income........................................                               (0.0137)
                                                                                                              --------
Total distributions.............................................................                               (0.0137)
                                                                                                               -------
Net asset value, end of period..................................................                              $   1.00
                                                                                                              ========
Total return (b)................................................................                                  1.39%
                                                                                                             =========

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000's)............................................                                $1,871
Ratio of operating expenses to average net assets...............................                                  0.95% (c)
Ratio of net investment income to average net assets............................                                  4.21% (c)
Ratio of operating expenses to average net assets
    without expenses reimbursed.................................................                                  2.71% (c)

--------------------
(a) Liquidity Plus Money Market Fund  commenced  operations on June 4, 1997. (b)
Total return represents aggregate total return for the period indicated.
(c)  Annualized.


Liquidity Plus Money Market Fund
      Notes To Financial Statements, September 30, 1997 (Unaudited)


1.    Organization and Significant Accounting Policies

     Liquidity Plus Money Market Fund (the "Fund") is a diversified portfolio of St. Clair Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Company was organized as a Maryland corporation on May 23, 1984 under the name St. Clair Money Market Fund, Inc., which was changed to St. Clair Fixed Income Fund, Inc. on December 30, 1986 and to St. Clair Funds, Inc. on September 18, 1996. The Fund commenced operations on June 4, 1997.

      The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

      Security Valuation: Securities are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Directors. The Fund seeks to maintain a net asset value per share of $1.00.

      Repurchase Agreements: The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Fund's Advisor, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

      Security Transactions and Investment Income: Security transactions are recorded on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

      Dividends and Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, will be made at least annually. Distributions to shareholders are recorded on the ex-dividend date.

      Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

      Federal Income Taxes: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

2.  Investment Advisor,  Administrator,  Custodian, Transfer Agent and Other
Related
      Party Transactions

      Munder Capital Management (the "Advisor"), an independent investment management firm, serves as the Fund's investment advisor. For its advisory services, the Advisor is entitled to receive a fee, computed daily and payable monthly, at an annual rate of 0.35% of the value of its average daily net assets.

      The Advisor has reimbursed certain expenses, payable by the Fund, for the period ended September 30, 1997, as reflected in the Statement of Operations.

      First Data Investor Services Group, Inc. ("Investor Services Group") (the "Administrator"), serves as the Fund's administrator and assists in all aspects of its administration and operations. Investor Services Group also serves as the Fund's transfer agent and dividend disbursing agent ("Transfer Agent").

      As compensation for its services, the Administrator and Transfer Agent are entitled to receive a fee, based on the aggregate average daily net assets of the Fund and certain other investment portfolios that are advised by the Advisor and for which Investor Services Group provides services, computed daily and payable monthly, at an annual rate of 0.12% of the first $2.8 billion of net assets, plus 0.105% of the next $2.2 billion of net assets, plus 0.10% of all net assets in excess of $5 billion (with a $1.2 million minimum fee per annum in the aggregate for all portfolios with respect to the Administrator); and 0.02% of the first $2.8 billion of net assets, plus 0.015% of the next $2.2 billion of net assets, plus 0.01% of net assets in excess of $5 billion with respect to the Transfer Agent. The Transfer Agent and Administrator are also entitled to reimbursement for out-of-pocket expenses. The Administrator has entered into a Sub-Administration Agreement with Funds Distributor, Inc. ("FDI" or the "Distributor") under which FDI provides certain administrative services with respect to the Fund. The Administrator pays FDI a fee for these services out of its own resources at no additional cost to the Fund.

      Comerica Bank ("Comerica") provides custodial services to the Fund. As compensation for its services, Comerica is entitled to receive fees, based on the aggregate average daily net assets of the Fund and certain other investment portfolios advised by the Advisor for which Comerica provides services, computed daily and payable monthly at an annual rate of 0.03% of the first $100 million of average daily net assets, plus 0.02% of the next $500 million of net assets, and 0.01% of net assets in excess of $600 million. Comerica also receives certain transaction based fees.

      Each Director of the Company is paid an aggregate fee, consisting of a $20,000 annual retainer, for services in such capacity plus $1,500 for each meeting attended per year, plus out-of-pocket expenses incurred as a Board member for services provided as a Board member of the Company, The Munder Funds Trust, The Munder Funds, Inc., and Munder Framlington Funds Trust. The Trustees or Directors are also reimbursed for any expenses incurred by them in connection with their duties as Trustees or Directors. No officer, director or employee of the Advisor, Comerica, FDI or Investor Services Group currently receives any compensation from the Company.

3.    Distribution and Service Plan

      The Fund has adopted a Distribution and Service Plan (the "Plan") pursuant to Rule 12b-1, adopted by the Securities and Exchange Commission under the 1940 Act. Under the Plan, the Distributor is paid a service fee at an annual rate of 0.25% of the value of the average daily net assets of the Fund. The Distributor uses the service fees primarily to pay ongoing trail commissions to securities dealers and other financial institutions and organizations (collectively, the Service Organization") who provide shareholder services for the Fund. The Plan also permits payments to be made by the Fund to the Distributor for expenditures incurred by the Distributor in connection with the distribution of Fund shares to investors and provision of certain shareholder services (which include but are not limited to the payment of compensation, including compensation to Service Organizations to obtain various distribution related services for the
Fund). The Distributor is also paid a distribution fee at an annual rate of 0.10% of the value of the average daily net assets of the Fund.

4.    Common Stock

      At September 30,1997, two billion shares of $.001 par value common stock were authorized for the Fund.

      Since the Fund has sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments, and redemptions is the same as the amounts shown below for such transactions.

      Changes in common stock for the Fund were as follows:

                                                                         Period Ended
                                                                            9/30/97
                                                                            Amount
Sold                                                                 $
                                                                            3,246,207
Issued as reinvestment of dividends                                            17,927
Redeemed                                                                   (1,393,214)
                                                                         ------------
Net increase                                                             $  1,870,920
                                                                         ============

5.    Organizational Costs

      Expenses incurred in connection with the organization of the Fund, including the fees and expenses of registering and qualifying its shares for distribution under Federal securities regulations, are being amortized on a straight-line basis over a period of 5 years from commencement of operations.


                                     PART C

                                OTHER INFORMATION


Item 24. Financial Statements and Exhibits
                  ---------------------------------------

         (a)      Financial Statements

                  Included in Part A:

                      Unaudited Financial Highlights for Liquidity Plus Money Market Fund for the period from commencement of operations to September 30, 1997 are filed herein.

                  Included in Part B:

                      The following unaudited Financial Statements for Liquidity Plus Money Market Fund for the period from commencement of operations to September 30, 1997 are filed herein:

                                    Portfolios of Investments
                                    Statement of Assets and Liabilities
                                    Statement of Operations
                                    Statement of Changes in Net Assets
                                    Notes to Financial Statements

         (b)      Exhibits:

     (1) (a) Articles of Incorporation dated May 22, 1984 are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

         (b) Articles Supplementary to Registrant's Articles of Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form
                  N-1A filed with the Commission on November 15, 1996.

         (c)      Articles   of   Amendment   to   Registrant's    Articles   of
                  Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

         (d)      Articles    Supplementary   to   Registrant's    Articles   of
                  Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

         (e) Certificate of Correction is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

         (f)      Articles    Supplementary   to   Registrant's    Articles   of
                  Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

         (g) Certificate of Correction is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

         (h)      Articles   of   Amendment   to   Registrant's    Articles   of
                  Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

         (i)      Articles    Supplementary   to   Registrant's    Articles   of
                  Incorporation are incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

         (j)      Articles    Supplementary   to   Registrant's    Articles   of
                  Incorporation are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

         (k)      Articles    Supplementary   to   Registrant's    Articles   of
                  Incorporation are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997 relating to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund.

         (l) Certificate of Correction relating to the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

                  (m) Articles Supplementary to Registrant's Articles of Incorporation relating to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

     (2) (a) By-Laws as amended, restated and adopted by Registrant's Board of Directors on March 2, 1990 are incorporated herein by reference to Exhibit 2(a) of Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed on November 29, 1990.

     (3)          Not Applicable.

     (4)          Not Applicable.

     (5) (a) Form of Investment Advisory Agreement between Registrant and Munder Capital Management with respect to the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

         (b) Form of Investment Advisory Agreement between Registrant and Munder Capital Management with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

                  (c) Form of Investment Advisory Agreement between Registrant and Munder Capital Management with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

     (6) (a) Form of Distribution Agreement between Registrant and Funds Distributor Inc., with respect to the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

         (b) Form of Distribution Agreement between Registrant and Longrow Securities Inc., with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

         (c) Form of Distribution Agreement between Registrant and Funds Distributor, Inc. with respect to
                  Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity
                  Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term
                  Treasury Fund and Munder Institutional Money Market Fund is incorporated herein by reference to
                  Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

     (7)          Not Applicable.

     (8) (a) Form of Custody Agreement between Registrant and Comerica Bank with respect to Liquidity Plus Money Market Fund, Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

     (b) Form of Amendment to Custody Agreement between Registrant and Comerica Bank is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form
                  N-1A filed with the Commission on July 23, 1997.

         (c) Form of Notice to Custody Agreement between Registrant and Comerica Bank with respect to the addition of Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

     (9) (a) Administration Agreement between Registrant and The Shareholder Services Group, Inc. is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

         (b) Form of Notice to Administration Agreement with respect to the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

         (c) Form of Amended and Restated Administration Agreement between Registrant and First Data Investor Services Group, Inc. with respect to Liquidity Plus Money Market Fund, Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

                  (d) Form of Amendment to Amended and Restated Administration Agreement between Registrant and First Data Investor Services Group, Inc is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

         (e) Form of Notice to Administration Agreement between Registrant and First Data Investor Services Group, Inc. with respect to the addition of Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

         (f) Form of Notice to Sub-Administration Agreement between Registrant and FDI Distribution Services, Inc. with respect to the addition of Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

         (g) Form of Transfer Agency and Registrar Agreement between Registrant and First Data Investor Services Group, Inc. with respect to Liquidity Plus Money Market Fund, Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

                  (h) Form of Amendment to Transfer Agency and Registrar Agreement between Registrant and First Data Investor Services Group, Inc is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

         (i) Form of Notice to Transfer Agency and Registrar Agreement with respect to the addition of Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

         (j) Form of Participation Agreement between Registrant, Zurich-Kemper and Longrow Securities Inc., with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

         (k) Form of Shareholder Servicing Plan with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

     (10)(a) Opinion and consent of counsel for Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

         (b) Opinion and consent of counsel with respect to Munder S&P Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

                  (c) Opinion and consent of counsel with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutional Money Market is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

      (11)(a) Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

         (b) Certified Resolution of Board authorizing signature on behalf of Registrant pursuant to power of attorney is incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 9, 1997.

     (12)         Not Applicable.

     (13)         Not Applicable.

     (14)         Not Applicable.

     (15) Form of Service and Distribution Plan of the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

     (16)(a) Schedules for computation of annualized and effective yields of the Liquidity Plus Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on November 15, 1996.

         (b) Schedules for computation of annualized and effective yields with respect to Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund is incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 3, 1997.

                  (c) Schedules for computation of total return and yield with respect to Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder
                  Institutional Short Term Treasury Fund and Munder Institutional Money Market Fund is incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1997.

   (17) Financial Data Schedule for Liquidity Plus Money Market Fund is filed herein.

     (18)         Not Applicable.

         Item 25. Persons Controlled by or under Common Control with Registrant.
                  --------------------------------------------------------------

                           Not Applicable.

         Item 26. Number of Holders of Securities
                  --------------------------------------

                           As of October 30, 1997, the number of shareholders of record for the Munder Institutional S&P 500 Index Equity Fund, Munder Institutional S&P MidCap Index Equity Fund, Munder Institutional S&P SmallCap Index Equity Fund, Munder Institutional Short Term Treasury Fund and Munder Institutinal Money Market Fund was 2, 1, 2, 1 and 1.

                           As of October 30, 1997, the number of shareholders of record for Liquidity Plus Money Market Fund was 2.

                           As of October 30, 1997, there was no sharholders of record for Munder S&P 500 Index Equity Fund, Munder S&P MidCap Index Equity Fund, Munder S&P SmallCap Index Equity Fund, Munder Foreign Equity Fund and Munder Aggregate Bond Index Fund

         Item 27. Indemnification
                  -------------------

                           Article VII, Section 3 of the Registrant's Articles of Incorporation ("Section 3") provides that the Registrant, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. In addition, Article VI, Section 2 of the Registrant's By-laws provides that any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of the Corporation, is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorney's fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under General Laws of the State of Maryland and the Investment Company Act of 1940, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                           The indemnification provided by this Section 2 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any issuance or other agreement, vote of shareholders or disinterested directors or otherwise, both as to action by a director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

                           Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.



         Item 28. Business and Other Connections of Investment Adviser
                  ----------------------------------------------------------

                           Munder Capital Management

                                                                       Position
         Name                                                        with Adviser

         Old MCM, Inc.                                                 Partner

         Munder Group LLC                                              Partner

         WAM Holdings, Inc.                                            Partner

         Woodbridge Capital Management, Inc.                           Partner

         Lee P. Munder                                                 President and Chief
                                                                       Executive Officer

         Leonard J. Barr, II                                           Senior Vice President and
                                                                       Director of Research

         Ann J. Conrad                                                 Vice President and Director of Special
                                                                       Equity Products

         Clark Durant                                                  Vice President and Co-Director of The
                                                                       Private Management Group

         Terry H. Gardner                                              Vice President and Chief Financial Officer

         Elyse G. Essick                                               Vice President and Director of Client
                                                                       Services

         Sharon E. Fayolle                                            Vice President and Director of Money Market Trading

         Otto G. Hinzmann                                             Vice President and Director of Equity Portfolio
                                                                       Management

         Anne K. Kennedy                                              Vice President and Director of Corporate Bond
                                                                       Trading

         Richard R. Mullaney                                           Vice President and Director of The Private
                                                                       Management Group

         Ann F. Putallaz                                               Vice President and Director of Fiduciary
                                                                       Services

         Peter G. Root                                                 Vice President and Director of Government
                                                                       Securities Trading

         Lisa A. Rosen                                                 General Counsel and Director of Mutual
                                                                       Fund Operations

         James C. Robinson                                             Executive Vice President and Chief Investment
                                                                       Officer/Fixed Income

         Gerald L. Seizert                                             Executive Vice President and Chief Investment
                                                                       Officer/Equity

         Paul D. Tobias                                                Executive Vice President and Chief
                                                                       Operating Officer

     For further information relating to the Investment Adviser's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management. SEC File No. 801-32415.

         Item 29. Principal Underwriters.
                  ---------------------------

         (a) Funds Distributor, Inc. ("FDI"), located at 60 State Street, Boston, Massachusetts 02109, is the principal underwriter of the Funds. FDI is an indirectly wholly-owned subsidiary of Boston Institutional Group, Inc. a holding company, all of whose outstanding shares are owned by key employees. FDI is a broker dealer registered under the Securities Exchange Act of 1934, as amended. FDI acts as principal underwriter of the following investment companies other than the Registrant:

                  Harris Insight Funds Trust                           RCM Capital Funds, Inc.
                  The Munder Funds Trust                               Monetta Fund, Inc.
                  St. Clair Funds, Inc.                                Monetta Trust
                  The Munder Framlington Funds Trust                   Burridge Funds
                  BJB Investment Funds                                 The JPM Series Trust
                  The PanAgora Institutional Funds                     The JPM Series Trust II
                  RCM Equity Funds, Inc.                               HT Insight Funds, Inc.
                  Waterhouse Investors Cash Management Fund, Inc.      d/b/a Harris Insight Funds
                  The JPM Pierpont Funds                               The Brinson Funds
                  The JPM Institutional Funds                          WEBS Index Fund, Inc.
                  The Skyline Funds                                    The Montgomery Funds
                  Orbitex Group of Funds                               The Montgomery Funds II

         (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.


                 Director, President and Chief Executive Officer                - Marie E. Connolly
                 Executive Vice President                                       - Richard W. Ingram
                 Executive Vice President                                       - Donald R. Roberson
                 Senior Vice President                                          - Michael S. Petrucelli
                 Director, Senior Vice President, Treasurer and                 - Joseph F. Tower, III
                 Chief Financial Officer
                 Senior Vice President                                          - Paula R. David
                 Senior Vice President                                          - Bernard A. Whalen
                 Director                                                       - William J. Nutt

         (c)      Not Applicable

         Item 30. Location of Accounts and Records
                  -----------------------------------------

                           The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

                           (1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment advisor)

                           (2) First Data Investor Services Group, Inc., 53 State Street, Exchange Place, Boston, Massachusetts or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions as Administrator and Transfer Agent)

                           (3)      Funds  Distributor,  Inc.,  60 State Street,
                                    Boston,    Massachusetts    02109   (records
                                    relating to its function as distributor)

                           (4) Comerica Bank, 1 Detroit Center, 500 Woodward Avenue, Detroit, Michigan 48226 (records relating to its function as custodian)

                           (5) Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005 (records relating to its function as fund counsel)

         Item 31. Management Services
                  --------------------------
                           None.

         Item 32. Undertakings
                   ----------------
         (a)               Not Applicable.

         (b)               Not Applicable.

         (c) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the Registrant's most recent annual report to shareholders, upon request without charge.

         (d) Registrant hereby undertakes to call a meeting of its shareholders for the purpose of voting upon the question of removal of a director or directors of Registrant when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 25 meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 25 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 31st day of October, 1997.

ST. CLAIR FUNDS, INC.

By:      *
          Lee P. Munder


* By:    /s/ Teresa M.R. Hamlin
         Teresa M.R. Hamlin
         as Attorney-in-Fact

                                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signatures                                  Title                               Date

*                                           President and Chief                 October 31, 1997
 ------------------------------
 Lee P. Munder                              Executive Officer

*                                           Director                            October 31, 1997
 ------------------------------
 Charles W. Elliott

*                                           Director                            October 31, 1997
 ------------------------------
 Joseph E. Champagne

*                                           Director                            October 31, 1997
 ------------------------------
 Thomas B. Bender

*                                           Director                            October 31, 1997
 ------------------------------
 Thomas D. Eckert

*                                           Director                            October 31, 1997
 ------------------------------
 John Rakolta, Jr.

*                                           Director                            October 31, 1997
 ------------------------------
 David J. Brophy

*                                           Vice President,                     October 31, 1997
 ------------------------------
 Terry H. Gardner                           Treasurer and
                                            Chief Financial Officer


*By:     /s/ Teresa M.R. Hamlin
         Teresa M.R. Hamlin
         as Attorney-in-Fact

* The Powers of Attorney are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A filed with the Commission on April 18, 1997.

                                  EXHIBIT INDEX

Exhibit No.                                    Description

   17                                Financial Data Schedule for Liquidity Plus
                                     Money Market Fund